  Defiance Daily Target 2X Long ORCL ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 72.1%
Money Market Funds - 4.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	10,762,537	$10,762,537

U.S. Treasury Bills - 67.3%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	150,820,000	150,458,032

TOTAL SHORT-TERM INVESTMENTS (Cost $161,184,415)		161,220,569

TOTAL INVESTMENTS - 72.1% (Cost $161,184,415)		$161,220,569
Other Assets in Excess of Liabilities - 27.9%		62,355,864
TOTAL NET ASSETS - 100.0%		$223,576,433

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long ORCL ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 1.6%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Oracle Corp.	BMO Capital Markets Corp.	Receive	OBFR + 3.00%	Termination(a)	10/01/2026	$31,818,150	$1,076,090
Oracle Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination(a)	09/08/2028	58,553,837	3,997,235
Oracle Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(c)	01/04/2028	63,624,612	31,406
Oracle Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(d)	02/02/2029	72,077,850	5,346,788
Oracle Corp.	Morgan Stanley & Co., Inc.	Receive	OBFR + 4.50%	Termination(e)	01/22/2029	92,857,050	(8,691,810)
Oracle Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 3.00%	Termination(f)	02/01/2027	59,350,590	2,638,665
Oracle Corp.	Nomura Securities International, Inc.	Receive	OBFR + 4.00%	Termination(b)	03/31/2033	68,316,945	(868,017)
							3,530,357

Net Unrealized Appreciation (Depreciation)							3,530,357

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.